Related Party Transactions (Details) - Schedule of related parties transaction - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sale of goods and services, interest income [Member]
Related Party Transactions (Details) - Schedule of related parties transaction [Line Items]
Revenue	$ 133	$ 133	$ 128
Operating expenses
Purchase of goods and services, interest expense [Member]
Related Party Transactions (Details) - Schedule of related parties transaction [Line Items]
Operating expenses	$ 6,712	$ 6,645	$ 6,456